Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Dividends (in dollars per share)	$ 1.20	$ 1.15	$ 1.10
Purchase of treasury stock (in shares)	1,299,344	17,984	1,946,228